Our people - Geographical Distribution of staff (Details) - number_of_employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Average number of staff	114,732	114,129	104,808
North America
Disclosure of geographical areas [line items]
Average number of staff	23,562	23,740	21,764
United Kingdom
Disclosure of geographical areas [line items]
Average number of staff	12,457	12,490	10,995
Western Continental Europe
Disclosure of geographical areas [line items]
Average number of staff	23,580	22,717	21,514
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Average number of staff	55,133	55,182	50,535